Amplify Digital Payments ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Financials - 94.2%(a)
Adyen NV (b)(c)(d)	6,831	$12,496,103
Affirm Holdings, Inc. (b)	237,269	16,404,779
American Express Co.	55,489	17,699,881
Block, Inc. (b)	216,324	14,694,889
Boku, Inc. (b)(c)(d)	382,227	1,110,425
Coinbase Global, Inc. - Class A (b)	46,813	16,407,488
Corpay, Inc. (b)	35,764	11,867,211
Dlocal Ltd.	112,436	1,275,024
Euronet Worldwide, Inc. (b)	64,139	6,502,412
EVERTEC, Inc.	60,508	2,181,313
Fidelity National Information Services, Inc.	156,190	12,715,428
Fiserv, Inc. (b)	99,791	17,204,966
Flywire Corp. (b)	165,933	1,941,416
Global Payments, Inc.	151,430	12,120,457
GMO Payment Gateway, Inc.	71,346	4,613,818
Green Dot Corp. - Class A (b)	88,088	949,589
International Money Express, Inc. (b)	72,249	728,992
Marqeta, Inc. - Class A (b)	571,356	3,331,006
Mastercard, Inc. - Class A	28,513	16,022,595
Nanduq PLC - ADR (b)(e)(f)	235,051	0
Nexi SpA (c)(d)(f)	872,518	5,196,803
Pagseguro Digital Ltd. - Class A	313,567	3,022,786
PayPal Holdings, Inc. (b)	230,410	17,124,071
PayPoint PLC	89,809	1,042,402
Remitly Global, Inc. (b)	269,485	5,058,233
Shift4 Payments, Inc. - Class A (b)(f)	98,981	9,810,007
StoneCo Ltd. - Class A (b)	316,060	5,069,602
Toast, Inc. - Class A (b)	278,919	12,353,323
Visa, Inc. - Class A	45,550	16,172,528
Western Union Co.	436,927	3,678,925
WEX, Inc. (b)	46,926	6,892,960
Wise PLC - Class A (b)	873,864	12,454,005
Worldline SA (b)(c)(d)(f)	288,002	1,211,982
Zip Co. Ltd. (b)	2,104,725	4,234,554
		273,589,973

Information Technology - 5.5%
ACI Worldwide, Inc. (b)	143,743	6,599,241
NCR Voyix Corp. (b)	158,225	1,855,979
Q2 Holdings, Inc. (b)	81,267	7,605,779
		16,060,999
TOTAL COMMON STOCKS (Cost $301,298,608)		289,650,972

SHORT-TERM INVESTMENTS - 5.6%		Value
Investments Purchased with Proceeds from Securities Lending - 5.3%	Shares
First American Government Obligations Fund - Class X, 4.25% (g)	15,304,897	15,304,897

Money Market Funds - 0.3%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (g)	971,592	971,592
TOTAL SHORT-TERM INVESTMENTS (Cost $16,276,489)		16,276,489

TOTAL INVESTMENTS - 105.3% (Cost $317,575,097)		305,927,461
Liabilities in Excess of Other Assets - (5.3)%		(15,292,421)
TOTAL NET ASSETS - 100.0%		$290,635,040
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $20,015,313 or 6.9% of the Fund’s net assets.

(d)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2025, the value of these securities total $20,015,313 or 6.9% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(f)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $14,057,218.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify Digital Payments ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	289,650,972	–	0	289,650,972
Investments Purchased with Proceeds from Securities Lending	15,304,897	–	–	15,304,897
Money Market Funds	971,592	–	–	971,592
Total Investments	305,927,461	–	0	305,927,461

Refer to the Schedule of Investments for further disaggregation of investment categories.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity. As of June 30, 2025, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.